Item G.1.b.i - Material amendments to organizational documents

ABRDN GLOBAL INFRASTRUCTURE INCOME FUND

AMENDED AND RESTATED BYLAWS

ARTICLE I

OFFICES

Section 1. PRINCIPAL OFFICE. The principal office of the Trust in the State of Maryland shall be located at such place as the Board of Trustees (as defined in the Declaration of Trust of the Trust (the “Declaration”)) may designate.

Section 2. ADDITIONAL OFFICES. The Trust may have additional offices, including a principal executive office, at such places as the Board of Trustees may from time to time determine or the business of the Trust may require.

ARTICLE II

MEETINGS OF SHAREHOLDERS

Section 1. PLACE. All meetings of shareholders shall be held at the principal executive office of the Trust or at such other place as shall be set in accordance with these Amended and Restated Bylaws (these “Bylaws”) and stated in the notice of the meeting.

Section 2. ANNUAL MEETING. An annual meeting of shareholders for the election of Trustees (as defined in the Declaration) and the transaction of any business within the powers of the Trust shall be held on the date and at the time and place set by the Board of Trustees. The first annual meeting of shareholders shall be held in 2020.

Section 3. SPECIAL MEETINGS.

(a) General. Each of the chairman of the board, chief executive officer, president and Board of Trustees may call a special meeting of shareholders. Except as provided in subsection (b)(4) of this Section 3, a special meeting of shareholders shall be held on the date and at the time and place set by the chairman of the board, chief executive officer, president or Board of Trustees, whoever has called the meeting. Subject to subsection (b) of this Section 3, a special meeting of shareholders shall also be called by the secretary of the Trust to act on any matter that may properly be considered at a meeting of shareholders upon the written request of shareholders entitled to cast not less than a majority of all the votes entitled to be cast on such matter at such meeting.

(b) Shareholder-Requested Special Meetings. (1) Any shareholder of record seeking to have shareholders request a special meeting shall, by sending written notice to the secretary (the “Record Date Request Notice”) by registered mail, return receipt requested, request the Board of Trustees to fix a record date to determine the shareholders entitled to request a special meeting (the “Request Record Date”). The Record Date Request Notice shall set forth the purpose of the meeting and the matters proposed to be acted on at it, shall be signed by one or more shareholders of record as of the date of signature (or their agents duly authorized in a writing accompanying the Record Date Request Notice), shall bear the date of signature of each such shareholder (or such agent) and shall set forth all information relating to each such and each matter proposed to be acted on at the meeting that would be required to be disclosed in connection with the solicitation of proxies for the election of Trustees in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such a solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Securities Exchange Act of 1934, as amended, and the rules and regulations promulgated thereunder (the “Exchange Act”). Upon receiving the Record Date Request Notice, the Board of Trustees may fix a Request Record Date. The Request Record Date shall not precede and shall not be more than ten days after the close of business on the date on which the resolution fixing the Request Record Date is adopted by the Board of Trustees. If the Board of Trustees, within ten days after the date on which a valid Record Date Request Notice is received, fails to adopt a resolution fixing the Request Record Date, the Request Record Date shall be the close of business on the tenth day after the first date on which a Record Date Request Notice is received by the secretary.

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(2) In order for any shareholder to request a special meeting to act on any matter that may properly be considered at a meeting of shareholders, one or more written requests for a special meeting (collectively, the “Special Meeting Request”) signed by shareholders of record (or their agents duly authorized in a writing accompanying the request) as of the Request Record Date entitled to cast not less than a majority of all of the votes entitled to be cast on such matter at such meeting (the “Special Meeting Percentage”) shall be delivered to the secretary. In addition, the Special Meeting Request shall (a) set forth the purpose of the meeting and the matters proposed to be acted on at it (which shall be limited to those lawful matters set forth in the Record Date Request Notice received by the secretary), (b) bear the date of signature of each such shareholder (or such agent) signing the Special Meeting Request, (c) set forth (i) the name and address, as they appear in the Trust’s books, of each shareholder signing such request (or on whose behalf the Special Meeting Request is signed), (ii) the class, series and number of all shares of beneficial interest of the Trust which are owned (beneficially or of record) by each such shareholder and (iii) the nominee holder for, and number of, shares of beneficial interest of the Trust owned beneficially but not of record by such shareholder, (d) be sent to the secretary by registered mail, return receipt requested, and (e) be received by the secretary within 60 days after the Request Record Date. Any requesting shareholder (or agent duly authorized in a writing accompanying the revocation of the Special Meeting Request) may revoke his, her or its request for a special meeting at any time by written revocation delivered to the secretary.

(3) The secretary shall inform the requesting shareholders of the reasonably estimated cost of preparing and mailing or delivering the notice of the meeting (including the Trust’s proxy materials). The secretary shall not be required to call a special meeting upon shareholder request and such meeting shall not be held unless, in addition to the documents required by paragraph (2) of this Section 3(b), the secretary receives payment of such reasonably estimated cost prior to the preparation and mailing or delivery of such notice of the meeting.

 (4) In the case of any special meeting called by the secretary upon the request of shareholders (a “Shareholder-Requested Meeting”), such meeting shall be held at such place, date and time as may be designated by the Board of Trustees; provided, however, that the date of any Shareholder-Requested Meeting shall be not more than 90 days after the record date for such meeting (the “Meeting Record Date”); and provided further that if the Board of Trustees fails to designate, within ten days after the date that a valid Special Meeting Request is actually received by the secretary (the “Delivery Date”), a date and time for a Shareholder-Requested Meeting, then such meeting shall be held at 2:00 p.m., local time, on the 90th day after the Meeting Record Date or, if such 90th day is not a Business Day (as defined below), on the first preceding Business Day; and provided further that in the event that the Board of Trustees fails to designate a place for a Shareholder-Requested Meeting within ten days after the Delivery Date, then such meeting shall be held at the principal executive office of the Trust. In fixing a date for a Shareholder-Requested Meeting, the Board of Trustees may consider such factors as it deems relevant, including, without limitation, the nature of the matters to be considered, the facts and circumstances surrounding any request for the meeting and any plan of the Board of Trustees to call an annual meeting or a special meeting. In the case of any Shareholder-Requested Meeting, if the Board of Trustees fails to fix a Meeting Record Date that is a date within 30 days after the Delivery Date, then the close of business on the 30th day after the Delivery Date shall be the Meeting Record Date. The Board of Trustees may revoke the notice for any Shareholder-Requested Meeting in the event that the requesting shareholders fail to comply with the provisions of paragraph (3) of this Section 3(b).

(5) If written revocations of the Special Meeting Request have been delivered to the secretary and the result is that shareholders of record (or their agents duly authorized in writing), as of the Request Record Date, entitled to cast less than the Special Meeting Percentage have delivered, and not revoked, requests for a special meeting on the matter to the secretary: (i) if the notice of meeting has not already been delivered, the secretary shall refrain from delivering the notice of the meeting and send to all requesting shareholders who have not revoked such requests written notice of any revocation of a request for a special meeting on the matter, or (ii) if the notice of meeting has been delivered and if the secretary first sends to all requesting shareholders who have not revoked requests for a special meeting on the matter written notice of any revocation of a request for the special meeting and written notice of the Trust’s intention to revoke the notice of the meeting or for the chairman of the meeting to adjourn the meeting without action on the matter, (A) the secretary may revoke the notice of the meeting at any time before ten days before the commencement of the meeting or (B) the chairman of the meeting may call the meeting to order and adjourn the meeting from time to time without acting on the matter. Any request for a special meeting received after a revocation by the secretary of a notice of a meeting shall be considered a request for a new special meeting.

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(6) The chairman of the board, chief executive officer, president or Board of Trustees may appoint regionally or nationally recognized independent inspectors of elections to act as the agent of the Trust for the purpose of promptly performing a ministerial review of the validity of any purported Special Meeting Request received by the secretary. For the purpose of permitting the inspectors to perform such review, no such purported Special Meeting Request shall be deemed to have been received by the secretary until the earlier of (i) five Business Days after actual receipt by the secretary of such purported request and (ii) such date as the independent inspectors certify to the Trust that the valid requests received by the secretary represent, as of the Request Record Date, shareholders of record entitled to cast not less than the Special Meeting Percentage. Nothing contained in this paragraph (6) shall in any way be construed to suggest or imply that the Trust or any shareholder shall not be entitled to contest the validity of any request, whether during or after such five Business Day period, or to take any other action (including, without limitation, the commencement, prosecution or defense of any litigation with respect thereto, and the seeking of injunctive relief in such litigation).

(7) For purposes of these Bylaws, “Business Day” shall mean any day other than a Saturday, a Sunday or a day on which banking institutions in the State of New York are authorized or obligated by law or executive order to close.

Section 4. NOTICE. Not less than ten nor more than 120 days before each meeting of shareholders, the secretary shall give to each shareholder entitled to vote at such meeting and to each shareholder not entitled to vote who is entitled to notice of the meeting notice in writing or by electronic transmission stating the time and place of the meeting and, in the case of a special meeting or as otherwise may be required by any statute, the purpose for which the meeting is called, by mail, by presenting it to such shareholder personally, by leaving it at the shareholder’s residence or usual place of business, by electronic transmission or by any other means permitted by Maryland law. If mailed, such notice shall be deemed to be given when deposited in the United States mail addressed to the shareholder at the shareholder’s address as it appears on the records of the Trust, with postage thereon prepaid. If transmitted electronically, such notice shall be deemed to be given when transmitted to the shareholder by an electronic transmission to any address or number of the shareholder at which the shareholder receives electronic transmissions. The Trust may give a single notice to all shareholders who share an address, which single notice shall be effective as to any shareholder at such address, unless such shareholder objects to receiving such single notice or revokes a prior consent to receiving such single notice. Failure to give notice of any meeting to one or more shareholders, or any irregularity in such notice, shall not affect the validity of any meeting fixed in accordance with this Article II or the validity of any proceedings at any such meeting.

Subject to Section 11(a) of this Article II, any business of the Trust may be transacted at an annual meeting of shareholders without being specifically designated in the notice, except such business as is required by any statute to be stated in such notice. No business shall be transacted at a special meeting of shareholders except as specifically designated in the notice. The Trust may postpone or cancel a meeting of shareholders by making a public announcement (as defined in Section 11(a)(3)(iv) of this Article II) of such postponement or cancellation prior to the meeting. Notice of the date, time and place to which the meeting is postponed shall be given not less than ten days prior to such date and otherwise in the manner set forth in this section.

Section 5. ORGANIZATION AND CONDUCT. Every meeting of shareholders shall be conducted by an individual appointed by the Board of Trustees to be chairman of the meeting or, in the absence of such appointment or appointed individual, by the chairman of the board or, in the case of a vacancy in the office or absence of the chairman of the board, by one of the following officers present at the meeting in the following order: the vice chairman of the board, if there is one, the chief executive officer, the president, the vice presidents in their order of rank and, within each rank, in their order of seniority, the secretary, or, in the absence of such officers, a chairman chosen by the shareholders by the vote of a majority of the votes cast by shareholders present in person or by proxy. The secretary or, in the case of a vacancy in the office or absence of the secretary, an assistant secretary or an individual appointed by the Board of Trustees or the chairman of the meeting shall act as secretary. In the event that the secretary presides at a meeting of shareholders, an assistant secretary, or, in the absence of all assistant secretaries, an individual appointed by the Board of Trustees or the chairman of the meeting, shall record the minutes of the meeting. The order of business and all other matters of procedure at any meeting of shareholders shall be determined by the chairman of the meeting. The chairman of the meeting may prescribe such rules, regulations and procedures and take such action as, in the discretion of the chairman and without any action by the shareholders, are appropriate for the proper conduct of the meeting, including, without limitation, (a) restricting admission to the time set for the commencement of the meeting; (b) limiting attendance or participation at the meeting to shareholders of record of the Trust, their duly authorized proxies and such other individuals as the chairman of the meeting may determine; (c) limiting the time allotted to questions or comments; (d) determining when and for how long the polls should be opened and when the polls should be closed and when announcement of the results should be made; (e) maintaining order and security at the meeting; (f) removing any shareholder or any other individual who refuses to comply with meeting procedures, rules or guidelines as set forth by the chairman of the meeting; (g) concluding a meeting or recessing or adjourning the meeting, whether or not a quorum is present, to a later date and time and at a place announced at the meeting; and (h) complying with any state and local laws and regulations concerning safety and security. Unless otherwise determined by the chairman of the meeting, meetings of shareholders shall not be required to be held in accordance with any rules of parliamentary procedure.

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Section 6. QUORUM. At any meeting of shareholders, the presence in person or by proxy of the holders of shares of beneficial interest of the Trust entitled to cast a majority of all the votes entitled to be cast (without regard to class) shall constitute a quorum at any meeting of the shareholders, except with respect to any such matter that, under applicable statutes or regulatory requirements or the Declaration, requires approval by a separate vote of the holders of one or more classes of shares of beneficial interest, in which case the presence in person or by proxy of the holders of shares of beneficial interest entitled to cast a majority of the votes entitled to be cast by each such class on such a matter shall constitute a quorum. This section shall not affect any requirement under any statute or the Declaration for the vote necessary for the adoption of any measure.

If, however, such quorum shall not be present at any meeting of the shareholders, the chairman of the meeting may adjourn the meeting sine die or from time to time to a date not more than 180 days after the original record date without notice other than announcement at the meeting. At such adjourned meeting at which a quorum shall be present, any business may be transacted which might have been transacted at the meeting as originally notified.

The shareholders present either in person or by proxy, at a meeting which has been duly called and at which a quorum has been established, may continue to transact business until adjournment, notwithstanding the withdrawal from the meeting of enough shareholders to leave fewer than required to establish a quorum.

Section 7. VOTING. A plurality of all the votes cast at a meeting of shareholders duly called and at which a quorum is present shall be sufficient to elect a Trustee. Each share entitles the holder thereof to vote for as many individuals as there are Trustees to be elected and for whose election the holder is entitled to vote. A majority of the votes cast at a meeting of shareholders duly called and at which a quorum is present shall be sufficient to approve any other matter which may properly come before the meeting, unless a different vote is required by statute or by the Declaration. Unless otherwise provided by statute or by the Declaration, each outstanding share of beneficial interest, regardless of class, entitles the holder thereof to cast one vote on each matter submitted to a vote at a meeting of shareholders. Voting on any question or in any election may be viva voce unless the chairman of the meeting shall order that voting be by ballot or otherwise.

Section 8. PROXIES. A holder of record of shares of beneficial interest of the Trust may cast votes in person or by proxy executed by the shareholder or by the shareholder’s duly authorized agent in any manner permitted by applicable law. Such proxy or evidence of authorization of such proxy shall be filed with the secretary of the Trust before or at the meeting. No proxy shall be valid more than eleven months after its date unless otherwise provided in the proxy.

Section 9. VOTING OF SHARES OF BENEFICIAL INTEREST BY CERTAIN HOLDERS. Shares of beneficial interest of the Trust registered in the name of a corporation, limited liability company, partnership, joint venture, trust or other entity, if entitled to be voted, may be voted by the president or a vice president, managing member, manager, general partner or trustee thereof, as the case may be, or a proxy appointed by any of the foregoing individuals, unless some other person who has been appointed to vote such shares of beneficial interest pursuant to a bylaw or a resolution of the governing body of such corporation or other entity or agreement of the partners of a partnership presents a certified copy of such bylaw, resolution or agreement, in which case such person may vote such shares of beneficial interest. Any trustee or fiduciary, in such capacity, may vote shares of beneficial interest registered in such trustee’s or fiduciary’s name, either in person or by proxy.

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Shares of beneficial interest of the Trust directly or indirectly owned by it shall not be voted at any meeting and shall not be counted in determining the total number of outstanding shares entitled to be voted at any given time, unless they are held by it in a fiduciary capacity, in which case they may be voted and shall be counted in determining the total number of outstanding shares at any given time.

The Board of Trustees may adopt by resolution a procedure by which a shareholder may certify in writing to the Trust that any shares of beneficial interest registered in the name of the shareholder are held for the account of a specified person other than the shareholder. The resolution shall set forth the class of shareholders who may make the certification, the purpose for which the certification may be made, the form of certification and the information to be contained in it; if the certification is with respect to a record date, the time after the record date within which the certification must be received by the Trust; and any other provisions with respect to the procedure which the Board of Trustees considers necessary or appropriate. On receipt by the secretary of the Trust of such certification, the person specified in the certification shall be regarded as, for the purposes set forth in the certification, the holder of record of the specified shares of beneficial interest in place of the shareholder who makes the certification.

Section 10. INSPECTORS. The Board of Trustees or the chairman of the meeting may appoint, before or at the meeting, one or more inspectors for the meeting and any successor to the inspector. Except as otherwise provided by the chairman of the meeting, the inspectors, if any, shall (a) determine the number of shares of beneficial interest represented at the meeting, in person or by proxy, and the validity and effect of proxies, (b) receive and tabulate all votes, ballots or consents, (c) report such tabulation to the chairman of the meeting, (d) hear and determine all challenges and questions arising in connection with the right to vote, and (e) do such acts as are proper to fairly conduct the election or vote. Each such report shall be in writing and signed by the inspector or by a majority of them if there is more than one inspector acting at such meeting. If there is more than one inspector, the report of a majority shall be the report of the inspectors. The report of the inspector or inspectors on the number of shares represented at the meeting and the results of the voting shall be prima facie evidence thereof.

Section 11. ADVANCE NOTICE OF SHAREHOLDER BUSINESS AND NOMINATIONS.

(a) Notice of Business.

(1) Annual Meetings of Shareholders.

(i) Proposals of business to be considered by the Trust’s shareholders may be made at an annual meeting of shareholders (1) by or at the direction of the Board of Trustees or (2) by any shareholder of the Trust who was a shareholder of record from the time the shareholder gave notice as provided for in this Section 11(a) to the time of the annual meeting, who is entitled to vote at the annual meeting on any such business and who has complied with this Section 11(a).

(ii) For any business to be properly brought before an annual meeting by a shareholder pursuant to Section 11(a)(1)(i), the shareholder must have given timely notice thereof in writing to the secretary of the Trust and such business must otherwise be a proper matter for action by the shareholders.  To be timely, a shareholder’s notice shall set forth all information required under this Section 11(a) and shall be delivered to the secretary of the Trust at the principal executive office of the Trust neither earlier than 9:00 a.m., Eastern Time, on the 150th day nor later than 5:00 p.m., Eastern Time, on the 120th day before the first anniversary of the date of the proxy statement for the preceding year’s annual meeting; provided, however, that in the event the date of the annual meeting is advanced or delayed by more than 30 days from the first anniversary of the date of the preceding year’s annual meeting, or in the event that no annual meeting was held the preceding year, notice by the shareholder will be timely if so delivered not later than 5:00 p.m., Eastern Time, on the tenth day following the day on which public announcement of the date of such annual meeting is first made.  The public announcement of a postponement or adjournment of an annual meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

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(iii) Any shareholder’s notice delivered pursuant to Section 11(a)(1)(ii) shall set forth:

(A) as to any business that the shareholder proposes to bring before the annual meeting, a description of such business (including the complete text of any resolutions to be presented at the annual meeting), the text of the proposal or business, the shareholder’s reasons for proposing such business at the annual meeting and any material interest in such business of such shareholder or any Shareholder Associated Person (as defined below), individually or in the aggregate, including any anticipated benefit to the shareholder or any Shareholder Associated Person therefrom;

(B) as to each shareholder giving the notice and any Shareholder Associated Person,

(1) the number of all shares of beneficial interest, if any, which are owned (beneficially or of record) by such shareholder or Shareholder Associated Person, the date(s) on which such shares were acquired and the investment intent of such acquisition(s), and any short interest (including any opportunity to profit or share in any benefit from any decrease in the price of the shares of beneficial interest) of any such person in the shares of beneficial interest (whether or not such person maintains a “net long” position),

(2) the nominee holder for, and number of, any shares owned beneficially but not of record by such shareholder or Shareholder Associated Person,

(3) whether and the extent to which such shareholder or Shareholder Associated Person, directly or indirectly (through brokers, nominees or otherwise), is subject to or during the last twelve months has engaged in any hedging, derivative or other transaction or series of transactions or entered into any other agreement, arrangement or understanding (including any short interest, positions, profit interests, options, warrants, stock appreciation or similar rights, any borrowing or lending of securities or any proxy or voting agreement) (i) the value of which is derived in whole or in part from the value of the shares of beneficial interest, (ii) which otherwise provides any direct or indirect opportunity to gain or share in any gain derived from changes in the value or price of the such shares, (iii) the effect or intent of which is to mitigate loss or manage risk or benefit from changes in the value or price of such shares, or (iv) which provides the right to vote or increase or decrease the voting power of such shareholder or Shareholder Associated Person, with respect to such shares,

(4) whether such shareholder or Shareholder Associated Person is, or is not, an “interested person” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended (the “Investment Company Act”), and the rules promulgated thereunder, and information regarding such shareholder or Shareholder Associated Person that is sufficient, in the discretion of the Board of Trustees or any committee thereof or any authorized officer of the Trust, to make such determination;

(C) as to each shareholder giving the notice and any Shareholder Associated Person with an interest or ownership referred to in clause (ii) of this Section 11(a),

(1) the name and address of such shareholder, as they appear on the Trust’s register of shares, and the current name and business address, if different, of each such Shareholder Associated Person;

(2) the investment strategy or objective, if any, of such shareholder and each such Shareholder Associated Person who is not an individual and a copy of the most recent prospectus, offering memorandum or similar document, if any, provided to investors or potential investors in such shareholder and each such Shareholder Associated Person; and

(3) a description of all commercial and professional relationships and any other relationship required to be disclosed as a Disclosable Relationship1 and any transactions between or among such shareholder and such Shareholder Associated Person, and any other person or persons known to such shareholder and such beneficial owners or their respective shareholder associates to have a material interest in the matter that is the subject of such notice.

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1 “Disclosable Relationship” with respect to another person means (A) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of any agreement, arrangement, understanding (whether written or oral) or practice, including sharing of information, decisions or actions, of a person with such other person with respect to the Trust or shares of the Trust, (B) the beneficial ownership of securities of any person known by such person to beneficially own shares of the Trust and of which such person knows such other person also beneficially owns any securities, (C) sharing beneficial ownership of any securities with such other person, (D) being an immediate family member of such other person, (E) the existence at any time during the current calendar year or at any time within the two most recently completed calendar years of a material business or professional relationship with such other person or with any person of which such other person is a holder of 5% or more of the outstanding voting securities, officer, director, general partner, managing member or employee or (F) controlling, being controlled by or being under common control with such other person.

(D) to the extent known by the shareholder giving the notice, the name and address of any other shareholder supporting the proposal of business on the date of such shareholder’s notice,

(E) a representation that the shareholder giving notice is a holder of record of shares of beneficial interest of the Trust entitled to vote at the meeting and intends to appear in person or by proxy at the annual meeting of shareholders to bring such business before the annual meeting,

(F) a representation whether the shareholder intends or is part of a group which intends (a) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Trust’s outstanding shares required to approve or adopt the proposal and/or (b) otherwise to solicit proxies from shareholders in support of such proposal; and

(G) any other information relating to such shareholder that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies by such person with respect to the proposed business to be brought by such person before the meeting pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, whether or not the shareholder submitting the notice intends to deliver a proxy statement or solicit proxies.

(iv) The foregoing notice requirements of this Section 11(a) shall be deemed satisfied by a shareholder if the shareholder has notified the Trust of his, her or its intention to present a proposal at a meeting in compliance with Rule 14a-8 promulgated under the Exchange Act (or any successor provision of law) and such shareholder’s proposal has been included in a proxy statement that has been prepared by the Trust to solicit proxies for such meeting.

(v) “Shareholder Associated Person” of any shareholder means (i) any person2 acting in concert with such shareholder (including, but not limited to, in connection with such shareholder’s proposal of one or more Proposed Nominees (as defined in Article II, Section 11(b) of these Bylaws) and/or of any business) with respect to the Trust or any shares of beneficial interest, (ii) any beneficial owner of such shares owned of record or beneficially by such shareholder, (iii) any person that directly, or indirectly through one or more intermediaries, controls, or is controlled by, or is under common control with, such shareholder or such Shareholder Associated Person and (iv) any person with a Disclosable Relationship.

(2) Special Meetings of Shareholders.  Only such business shall be conducted at a special meeting of shareholders as shall have been brought before the special meeting pursuant to the Trust’s notice of meeting.

(3) General.

(i) If information submitted pursuant to this Section 11(a) by any shareholder proposing business at an annual meeting of shareholders shall be inaccurate or incomplete in any material respect, such information may be deemed by the Board of Trustees or the chairman of the meeting not to have been provided, and the business in respect of which such information is required by Section 11(a)(1)(iii) may be deemed by the Board of Trustees or the chairman of the meeting not to have been proposed, in accordance with this Section 11(a).  Any such shareholder shall notify the Trust of any inaccuracy or incompleteness (within two Business Days of becoming aware of such inaccuracy or change) in any such information.

(ii) Within five Business Days after the record date for the annual meeting of shareholders, and upon written request by the secretary of the Trust or the Board of Trustees, within five Business Days of delivery of such request (or such other period as may be specified in such request), any such shareholder shall provide (i) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy or certify the completeness of any information submitted or required to be submitted by the shareholder pursuant to this Section 11(a), and (ii) a written update of any information submitted by the shareholder pursuant to this Section 11(a) as of the record date or a date not later than such request by the secretary of the Trust or the Board of Trustees.  If a shareholder fails to provide such written verification or written update within such period following such record date or request, the information as to which written verification or a written update was required or requested may be deemed by the Board of Trustees or the chairman of the meeting not to have been provided, and the business in respect of which such information is required by Section 11(a)(1)(iii) may be deemed by the Board of Trustees or the chairman of the meeting not to have been proposed, in accordance with this Section 11(a).

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2 “Person” means an individual, a corporation, a partnership, a limited liability company, an association, a trust or any other entity or organization, including a series or portfolio of any of the foregoing, or a government or political subdivision or an agency or instrumentality thereof.

(iii) Only such business shall be conducted at an annual meeting of shareholders as shall have been brought before the annual meeting in accordance with this Section 11(a).  The Board of Trustees and the chairman of the annual meeting shall each have the power to determine whether any business proposed to be brought before the annual meeting was proposed in accordance with this Section 11(a).

(iv) “Public announcement” shall mean disclosure (i) in a press release reported by the Dow Jones News Service, Bloomberg, Associated Press, Business Wire, PR Newswire or other comparable widely circulated news or wire service or (ii) in a document publicly filed by the Trust with the Securities and Exchange Commission pursuant to the Exchange Act or the Investment Company Act.

(v) Notwithstanding the foregoing provisions of this Section 11(a), unless otherwise required by law, if the shareholder (or a qualified representative of the shareholder) does not appear at the annual or special meeting of shareholders of the Trust to present proposed business, such proposed business shall not be transacted, notwithstanding that proxies in respect of such vote may have been received by the Trust.  For purposes of this Section, to be considered a qualified representative of the shareholder, a person must be a duly authorized officer, manager or partner of such shareholder or must be authorized by a writing executed by such shareholder delivered by such shareholder to act for such shareholder as proxy at the meeting of shareholders and such person must produce such writing at the meeting of shareholders.

(vi) Notwithstanding the foregoing provisions of this Section 11(a), a shareholder shall also comply with all applicable requirements of state law and of the Exchange Act, and any rules and regulations thereunder.  Nothing in these Bylaws shall be deemed to affect any right of a shareholder to request inclusion of a proposal in, nor the right of the Trust to omit a proposal from, the Trust’s proxy statement pursuant to Rule 14a-8 (or any successor provision) under the Exchange Act.

(b) Nominations by Shareholders.

(1) Annual Meetings of Shareholders.

(i) Nominations of individuals for election to the Board of Trustees may be made at an annual meeting of shareholders (i) by or at the direction of the Board of Trustees or (ii) by any shareholder of the Trust who was a shareholder of record from the time the shareholder gives notice as provided for in this Section 11(b) to the time of the annual meeting, who is entitled to vote at the annual meeting in the election of each individual so nominated and who has complied with this Section 11(b).

(ii) For any nomination to be properly brought before an annual meeting by a shareholder pursuant to Section 11(b)(1)(i), the shareholder must have given timely notice thereof in writing to the secretary of the Trust.  To be timely, a shareholder’s notice shall set forth all information required under this Section 11(b) and shall be delivered to the secretary of the Trust at the principal executive office of the Trust neither earlier than 9:00 a.m. on the 150th day nor later than 5:00 p.m., Eastern Time, on the 120th day before the first anniversary of the date of the proxy statement for the preceding year’s annual meeting; provided, however, that in the event the date of the annual meeting is advanced or delayed by more than 30 days from the first anniversary of the date of the preceding year’s annual meeting, or in the event that no annual meeting was held the preceding year, notice by the shareholder will be timely if so delivered not later than 5:00 p.m., Eastern Time, on the tenth day following the day on which public announcement of the date of such annual meeting is first made.  The public announcement of a postponement or adjournment of an annual meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

(iii) Any shareholder’s notice delivered pursuant to Section 11(b)(1)(ii) shall set forth:

(A) as to each individual whom the shareholder proposes to nominate for election or reelection as a Trustee (each, a “Proposed Nominee”), all information relating to the Proposed Nominee that would be required to be disclosed in connection with the solicitation of proxies for the election of the Proposed Nominee as a Trustee in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act;

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(B) as to each shareholder giving the notice, any Proposed Nominee and any Shareholder Associated Person,

(1) the number of all shares of beneficial interest, if any, which are owned (beneficially or of record) by such shareholder, Proposed Nominee or Shareholder Associated Person, the date(s) on which such shares were acquired and the investment intent of such acquisition(s), and any short interest (including any opportunity to profit or share in any benefit from any decrease in the price of such shares) of any such person in such shares (whether or not such person maintains a “net long” position),

(2) the nominee holder for, and number of, any shares owned beneficially but not of record by such shareholder, Proposed Nominee or Shareholder Associated Person,

(3) whether and the extent to which such shareholder, Proposed Nominee or Shareholder Associated Person, directly or indirectly (through brokers, nominees or otherwise), is subject to or during the last twelve months has engaged in any hedging, derivative or other transaction or series of transactions or entered into any other agreement, arrangement or understanding (including any short interest, positions, profit interests, options, warrants, stock appreciation or similar rights, any borrowing or lending of securities or any proxy or voting agreement) (i) the value of which is derived in whole or in part from the value of the shares of beneficial interest, (ii) which otherwise provides any direct or indirect opportunity to gain or share in any gain derived from changes in the value or price of such shares, (iii) the effect or intent of which is to mitigate loss or manage risk or benefit from changes in the value or price of such shares, or (iv) which provides the right to vote or increase or decrease the voting power of such shareholder, Proposed Nominee or Shareholder Associated Person, with respect to such shares,

(4) a description of any agreement, arrangement or understanding (whether written or oral) with respect to the nomination between or among such shareholder and such beneficial owner, any of their respective shareholder Associates, and any other person or persons (including their names) in connection with the nomination and any material interest of such person or any shareholder Associate of such person, in such nomination, including any anticipated benefit therefrom to such person, or any shareholder Associate of such person,

(5) whether such shareholder, Proposed Nominee or Shareholder Associated Person is, or is not, an “interested person” of the Trust, as such term is defined in the Investment Company Act, and the rules promulgated thereunder, and information regarding such shareholder, Proposed Nominee or Shareholder Associated Person that is sufficient, in the discretion of the Board of Trustees or any committee thereof or any authorized officer of the Trust, to make such determination;

(C) as to each shareholder giving the notice, any Shareholder Associated Person with an interest or ownership referred to in clause (2) of this Section 11(b)(1)(iii) and any Proposed Nominee,

(1) the name and address of such shareholder, as they appear on the Trust’s register of shares, and the current name and business address, if different, of each such Shareholder Associated Person and any Proposed Nominee;

(2) the investment strategy or objective, if any, of such shareholder and each such Shareholder Associated Person who is not an individual and a copy of the most recent prospectus, offering memorandum or similar document, if any, provided to investors or potential investors in such shareholder and each such Shareholder Associated Person; and

(3) a description of all commercial and professional relationships and any other relationship required to be disclosed as a Disclosable Relationship and any transactions between or among such shareholder and such Shareholder Associated Person, and any other person or persons known to such shareholder and such beneficial owners or their respective shareholder associates to have a material interest in the matter that is the subject of such notice.

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(D) to the extent known by the shareholder giving the notice, the name and address of any other shareholder supporting the Proposed Nominee for election or reelection as a Trustee on the date of such shareholder’s notice;

(E) a representation that the shareholder giving notice is a holder of record of shares of beneficial interest of the Trust entitled to vote at the meeting and intends to appear in person or by proxy at the annual meeting of shareholders to nominate the persons named in its notice;

(F) a representation whether the shareholder intends or is part of a group which intends (a) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Trust’s outstanding shares required to elect the Proposed Nominee and/or (b) otherwise to solicit proxies from shareholders in support of such nomination;

(G) any other information relating to such shareholder that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for election of Trustees pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder, whether or not the shareholder submitting the notice intends to deliver a proxy statement or solicit proxies and whether or not an election contest is involved;

(H) a representation that the Proposed Nominee satisfies the Trust’s qualifications as set out in Section 11(b)(4) of these Bylaws; and

(I) such Proposed Nominee’s written consent to being named as a nominee and to serving as a Trustee if elected.

(iv) Such shareholder’s notice shall, with respect to any Proposed Nominee, be accompanied by a certificate executed by the Proposed Nominee (i) certifying that such Proposed Nominee (a) is not, and will not become a party to, any agreement, arrangement or understanding with any person or entity other than the Trust in connection with service or action as a Trustee that has not been disclosed to the Trust and (b) will serve as a Trustee if elected; and (ii) attaching a completed Proposed Nominee questionnaire, which questionnaire shall be provided by the Trust, upon request, to the shareholder providing the notice and shall include all information relating to the Proposed Nominee that would be required to be disclosed in connection with the solicitation of proxies for the election of the Proposed Nominee as a Trustee in an election contest (even if an election contest is not involved), or would otherwise be required in connection with such solicitation, in each case pursuant to Regulation 14A (or any successor provision) under the Exchange Act, or would be required pursuant to the rules of any national securities exchange or over-the-counter market applicable to any shares of beneficial interest.

(v) Notwithstanding anything in this Section 11(b) to the contrary, in the event that the number of Trustees to be elected to the Board of Trustees is increased, and there is no public announcement of such action at least 100 days prior to the first anniversary of the date of the proxy statement for the preceding year’s annual meeting, a shareholder’s notice required by this Section 11(b) shall also be considered timely, but only with respect to nominees for any new positions created by such increase, if it shall be delivered to the secretary of the Trust at the principal executive office of the Trust not later than 5:00 p.m., Eastern Time, on the tenth day following the day on which a public announcement of such increase is first made by the Trust.

(vi) Notwithstanding the foregoing provisions of this Section 11(b), unless otherwise required by law, if the shareholder (or a qualified representative of the shareholder) does not appear at the annual or special meeting of shareholders of the Trust to present a nomination, such nomination shall be disregarded, notwithstanding that proxies in respect of such vote may have been received by the Trust.  For purposes of this Section, to be considered a qualified representative of the shareholder, a person must be a duly authorized officer, manager or partner of such shareholder or must be authorized by a writing executed by such shareholder delivered by such shareholder to act for such shareholder as proxy at the meeting of shareholders and such person must produce such writing at the meeting of shareholders.

(2) Special Meetings of Shareholders. Nominations of individuals for election to the Board of Trustees may be made at a special meeting of shareholders at which Trustees are to be elected only (i) by or at the direction of the Board of Trustees or (ii) provided that the Board of Trustees has determined that Trustees shall be elected at such special meeting, by any shareholder of the Trust who is a shareholder of record from the time the shareholder gives notice provided for in this Section 11(b) to the time of the special meeting, who is entitled to vote at the special meeting in the election of each individual so nominated and who has complied with the notice procedures set forth in this Section 11(b).  In the event the Trust calls a special meeting of shareholders for the purpose of electing one or more individuals to the Board of Trustees, any such shareholder may nominate an individual or individuals (as the case may be) for election as a Trustee as specified in the Trust’s notice of meeting, if the shareholder’s notice, containing the information required by Sections 11(b)(1)(iii) and 11(b)(1)(iv) (replacing references to “annual meeting” with “special meeting”), shall be delivered to the secretary of the Trust at the principal executive office of the Trust not earlier than the 90th day before such special meeting and not later than 5:00 p.m., Eastern Time, on the later of the 60th day before such special meeting or the tenth day following the day on which public announcement is first made of the date of the special meeting and of the nominees proposed by the Board of Trustees to be elected at such special meeting.  The public announcement of a postponement or adjournment of a special meeting shall not commence a new time period for the giving of a shareholder’s notice as described above.

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(3) General.

(i) If information submitted pursuant to this Section 11(b) by any shareholder proposing a nominee for election as a Trustee shall be inaccurate or incomplete in any material respect, such information may be deemed by the Board of Trustees or the chairman of the meeting not to have been provided, and the nomination in respect of which such information is required by Section 11(b)(1)(iii) and 11(b)(1)(iv) may be deemed by the Board of Trustees or the chairman of the meeting not to have been made, in accordance with this Section 11(b).  Any such shareholder shall notify the Trust of any inaccuracy or incompleteness (within two Business Days of becoming aware of such inaccuracy or change) in any such information.

(ii) Within five Business Days after the record date for the annual or special meeting of shareholders, and upon written request by the secretary of the Trust or the Board of Trustees, within five Business Days of delivery of such request (or such other period as may be specified in such request), any such shareholder shall provide (i) written verification, satisfactory, in the discretion of the Board of Trustees or any authorized officer of the Trust, to demonstrate the accuracy or certify the completeness of any information submitted or required to be submitted by the shareholder pursuant to this Section 11(b), and (ii) a written update of any information submitted by the shareholder pursuant to this Section 11(b) as of the record date or a date not later than such request by the secretary of the Trust or the Board of Trustees.  If a shareholder fails to provide such written verification or written update within such period, the information as to which written verification or a written update was required or requested may be deemed by the Board of Trustees or the chairman of the meeting not to have been provided, and the nomination in respect of which such information is required by Section 11(b)(1)(iii) and 11(b)(1)(iv) may be deemed by the Board of Trustees or the chairman of the meeting not to have been made, in accordance with this Section 11(b).

(iii) Only such individuals who are nominated in accordance with this Section 11(b) shall be eligible for election by shareholders as Trustees.  The Board of Trustees and the chairman of the meeting shall each have the power to determine whether a nomination was made in accordance with this Section 11(b).

(iv) The Trust may require any Proposed Nominee to complete a questionnaire in such form as the Board of Trustees deems appropriate, undergo a background check or furnish such other information as it may reasonably require to determine the eligibility of such Proposed Nominee to serve as a director of the Corporation.

(v) Notwithstanding the foregoing provisions of this Section 11(b), a shareholder shall also comply with all applicable requirements of the Exchange Act and the rules and regulations thereunder with respect to the matters set forth in this Section 11(b); provided however, that any references in these Bylaws to the Exchange Act or the rules promulgated thereunder are not intended to and shall not limit any requirements applicable to nominations to be considered pursuant to this Section 11(b), and compliance with Section 11(b) shall be the exclusive means for a shareholder to make nominations (other than matters brought properly under and in compliance with Rule 14a-8 under the Exchange Act (or any successor provision of law)).

(4) Qualifications. Only individuals satisfying the following qualification requirements applicable to all Trustees may be nominated, elected, appointed or seated and qualify (“nominated or seated”) to serve as a Trustee unless a majority of the Trustees then in office shall have determined by resolution that failure to satisfy a particular qualification requirement will not present undue conflicts or impede the ability of the individual to discharge the duties of a Trustee or the free flow of information among Trustees or between the Trust’s investment adviser, investment sub-adviser (if any) and the Board of Trustees:

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(i) an individual nominated or seated as a Trustee shall not be under legal disability and must be at least thirty-five (35) years of age and not older than is permitted under the retirement policy of the Trust (if any) or if no such policy is in effect, seventy-five (75) years of age;

(ii) an individual nominated or seated as a Trustee shall, at the time the individual is nominated or seated, serve as a director or trustee of no more than five (5) companies having securities registered under the Exchange Act or treated as public reporting companies under any comparable regulatory regime (investment companies having the same investment adviser or investment advisers in a control relationship with each other shall all be counted as a single company for this purpose);

(iii) an individual nominated or seated as a Trustee shall not be an employee, officer, partner, member or director or trustee of (A) any investment adviser or person in a control relationship with such investment adviser (other than the Trust’s investment adviser, investment sub-adviser (if any) or any investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser) or (B) an entity controlling or controlled by any investment adviser (other than the Trust’s investment adviser or investment sub-adviser (if any) or any investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser (if any) or any person in a control relationship with any of the foregoing);

(iv) an individual nominated or seated as a Trustee shall not have been charged (unless such charges were dismissed or the individual was otherwise exonerated) with a criminal offense involving moral turpitude, dishonesty or breach of trust, or have been convicted or have pled guilty or nolo contendere with respect to a felony under the laws of the United States or any state thereof;

(v) an individual nominated or seated as a Trustee shall not be and shall not have been subject to any censure, order, consent decree (including consent decrees in which the respondent has neither admitted nor denied the findings) or adverse final action of any federal, state or foreign governmental or regulatory authority (including self-regulatory organizations), barring or suspending such individual from participation in or association with any investment-related business or restricting such individual’s activities with respect to any investment-related business (collectively, “Prohibited Conduct”), nor shall an individual nominated or seated as a Trustee be the subject of any investigation or proceeding that could reasonably be expected  to result (in the judgment of the Board) in an individual nominated or seated as a Trustee failing to satisfy the requirements of this clause (v), nor shall any individual nominated or seated as a Trustee be or have engaged in any conduct which has resulted in, or could have reasonably been expected or would reasonably be expected to result (in each case, in the judgment of the Board) in, the Securities and Exchange Commission censuring, placing limitations on the activities, functions, or operations of, suspending, or revoking the registration of any investment adviser under Section 203(e) or (f) of the Investment Advisers Act of 1940;

(vi) an individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(a) of the Investment Company Act that would result in, or could have reasonably been expected or would reasonably be expected to result in such individual or a company of which such individual is an affiliated person (as defined in Section 2(a)(3) of the Investment Company Act) being ineligible, in the absence of an exemptive order under Section 9(c) of the Investment Company Act, to serve or act in the capacity of employee, officer, director, member of an advisory board, investment adviser, or depositor of any registered investment company, or principal underwriter for any registered investment company, registered unit investment trust, or registered face-amount certificate company;

(vii) an individual nominated or seated as a trustee shall not be and shall not have been the subject of any of the ineligibility provisions contained in Section 9(b) of the Investment Company Act that, in the absence of an exemptive order under Section 9(c) of the Investment Company Act, would permit, or could reasonably have been expected or would reasonably be expected to permit (in each case, in the judgment of the Board) the Securities and Exchange Commission by order to prohibit, conditionally or unconditionally, either permanently or for a period of time, such individual from serving or acting as an employee, officer, director, member of an advisory board, investment adviser or depositor of, or principal underwriter for, a registered investment company or affiliated person (as defined in Section 2(a)(3) of the Investment Company Act) of such investment adviser, depositor, or principal underwriter;

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(viii) an individual nominated or seated as an “Independent Trustee” shall not be an “interested person,” as defined under Section 2(a)(19) of the Investment Company Act, of the Trust;

(ix) an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, be employed or have been employed within the last two full calendar years and the current year by any pooled investment vehicle primarily engaged in the business of investing in “investment securities” (as defined in the Investment Company Act) (an “investment fund”) or any company or companies controlled by such investment fund which in the aggregate beneficially own (A) more than three percent (3%) of the outstanding voting shares of the Trust, (B) securities issued by the Trust having an aggregate value in excess of five percent (5%) of the total assets of such investment fund and any company or companies controlled by such investment fund, (C) securities issued by the Trust and by all other investment funds having an aggregate value in excess of ten percent (10%) of the total assets of the investment fund making such investment and any company or companies controlled by the investment fund making such investment, or (D) together with other investment funds having the same investment adviser and companies controlled by such investment funds, more than ten percent (10%) of the total outstanding shares of the Trust (an investment fund making such investment(s) and any company or companies controlled by it in the aggregate owning securities in excess of the amounts set forth in (A), (B), (C) or (D), but excluding any investment fund managed by the Trust’s investment adviser, investment sub-adviser (if any) or an investment adviser in a control relationship with the Trust’s investment adviser or investment sub-adviser, being referred to as a “12(d) Holder”), or by any person who controls, is controlled by, under common control with or acts in concert with a 12(d) Holder;

(x) an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, have accepted directly or indirectly, during the calendar year of the election for which such individual is nominated or seated, or during the immediately preceding calendar year, any consulting, advisory, or other compensatory fee from any 12(d) Holder or from any person who controls, is controlled by, is under common control with or acts in concert with any 12(d) Holder;

(xi) an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, be an officer, director, partner or managing member (or person performing similar functions) of any 12(d) Holder or of any person who controls, is controlled by, is under common control with or is acting in concert with a 12(d) Holder; and

(xii) an individual nominated or seated as a Trustee shall not, and any immediate family member of such nominee shall not, control or act in concert with any 12(d) Holder or any person who controls, is controlled by, is under common control with or is acting in concert with a 12(d) Holder.

Section 12. TELEPHONE MEETINGS. The Board of Trustees or chairman of the meeting may permit one or more shareholders to participate in a meeting by means of a conference telephone or other communications equipment if all persons participating in the meeting can hear each other at the same time. Participation in a meeting by these means constitutes presence in person at the meeting.

ARTICLE III

TRUSTEES

Section 1. GENERAL POWERS. The business and affairs of the Trust shall be managed under the direction of the Board of Trustees.

Section 2. NUMBER, TENURE AND RESIGNATION. A majority of the entire Board of Trustees then in office may establish, increase or decrease the number of Trustees, provided that the number thereof shall never be less than one, nor more than 9, and provided further, that the tenure of office of a Trustee shall not be affected by any decrease in the number of Trustees.

Section 3. ANNUAL AND REGULAR MEETINGS. An annual meeting of the Board of Trustees shall be held immediately after and at the same place as the annual meeting of shareholders, no notice other than this Bylaw being necessary. In the event such meeting is not so held, the meeting may be held at such time and place as shall be specified in a notice given as hereinafter provided for special meetings of the Board of Trustees. The Board of Trustees may provide, by resolution, the time and place of regular meetings of the Board of Trustees without other notice than such resolution.

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Section 4. SPECIAL MEETINGS. Special meetings of the Board of Trustees may be called by or at the request of the chairman of the board, the chief executive officer, the president or a majority of the Trustees then in office. The person or persons authorized to call special meetings of the Board of Trustees may fix the time and place of any special meeting of the Board of Trustees called by them. The Board of Trustees may provide, by resolution, the time and place of special meetings of the Board of Trustees without other notice than such resolution.

Section 5. NOTICE. Notice of any special meeting of the Board of Trustees shall be delivered personally or by telephone, electronic mail, facsimile transmission, courier or United States mail to each Trustee at his or her business or residence address. Notice by personal delivery, telephone, electronic mail or facsimile transmission shall be given at least 24 hours prior to the meeting. Notice by United States mail shall be given at least three days prior to the meeting. Notice by courier shall be given at least two days prior to the meeting. Telephone notice shall be deemed to be given when the Trustee or his or her agent is personally given such notice in a telephone call to which the Trustee or his or her agent is a party. Electronic mail notice shall be deemed to be given upon transmission of the message to the electronic mail address given to the Trust by the Trustee. Facsimile transmission notice shall be deemed to be given upon completion of the transmission of the message to the number given to the Trust by the Trustee and receipt of a completed answer-back indicating receipt. Notice by United States mail shall be deemed to be given when deposited in the United States mail properly addressed, with postage thereon prepaid. Notice by courier shall be deemed to be given when deposited with or delivered to a courier properly addressed. Neither the business to be transacted at, nor the purpose of, any annual, regular or special meeting of the Board of Trustees need be stated in the notice, unless specifically required by statute or these Bylaws.

Section 6. QUORUM. A majority of the Trustees shall constitute a quorum for the transaction of business at any meeting of the Board of Trustees, provided, that, if less than a majority of such Trustees is present at such meeting, a majority of the Trustees present may adjourn the meeting from time to time without further notice, and provided further, that if, pursuant to applicable law, the Declaration or these Bylaws, the vote of a majority or other percentage of a specified group of Trustees is required for action, a quorum must also include a majority or such other percentage of such group.

The Trustees present at a meeting which has been duly called and at which a quorum has been established may continue to transact business until adjournment, notwithstanding the withdrawal from the meeting of enough Trustees to leave fewer than required to establish a quorum.

Section 7. VOTING. The action of a majority of the Trustees present at a meeting at which a quorum is present shall be the action of the Board of Trustees, unless the concurrence of a greater proportion is required for such action by applicable law, the Declaration or these Bylaws. If enough Trustees have withdrawn from a meeting to leave fewer than required to establish a quorum, but the meeting is not adjourned, the action of the majority of that number of Trustees necessary to constitute a quorum at such meeting shall be the action of the Board of Trustees, unless the concurrence of a greater proportion is required for such action by applicable law, the Declaration or these Bylaws.

Section 8. ORGANIZATION. At each meeting of the Board of Trustees, the chairman of the board or, in the absence of the chairman, the vice chairman of the board, if any, shall act as chairman of the meeting. In the absence of both the chairman and vice chairman of the board, the chief executive officer or, in the absence of the chief executive officer, the president or, in the absence of the president, a Trustee chosen by a majority of the Trustees present, shall act as chairman of the meeting. The secretary or, in his or her absence, an assistant secretary of the Trust, or, in the absence of the secretary and all assistant secretaries, an individual appointed by the chairman of the meeting, shall act as secretary of the meeting.

Section 9. CHAIR. The Board of Trustees may designate from among its members a chairman and a vice chairman of the Board, who shall not, solely by reason of such designation, be officers of the Trust but shall have such powers and duties as specified in these Bylaws or determined by the Board of Trustees from time to time.

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Section 10. TELEPHONE MEETINGS. Trustees may participate in a meeting by means of a conference telephone or other communications equipment if all persons participating in the meeting can hear each other at the same time; provided however, this Section 10 does not apply to any action of the Trustees pursuant to the Investment Company Act that requires the vote of the Trustees to be cast in person at a meeting. Participation in a meeting by these means shall constitute presence in person at the meeting.

Section 11. CONSENT BY TRUSTEES WITHOUT A MEETING. Any action required or permitted to be taken at any meeting of the Board of Trustees may be taken without a meeting, if a consent to such action is given in writing or by electronic transmission by each Trustee and is filed with the minutes of proceedings of the Board of Trustees; provided however, this Section 11 does not apply to any action of the Trustees pursuant to the Investment Company Act that requires the vote of the Trustees to be cast in person at a meeting.

Section 12. VACANCIES. If for any reason any or all of the Trustees cease to be Trustees, such event shall not terminate the Trust or affect these Bylaws or the powers of the remaining Trustees hereunder. Subject to applicable requirements of the Investment Company Act, except as may be provided by the Board of Trustees in setting the terms of any class or series of preferred shares of beneficial interest, (a) any vacancy on the Board of Trustees may be filled only by a majority of the remaining Trustees, even if the remaining Trustees do not constitute a quorum and (b) any Trustee elected to fill a vacancy shall serve for the remainder of the full term of the class in which the vacancy occurred and until a successor is elected and qualifies.

Section 13. COMPENSATION. Trustees shall not receive any stated salary for their services as Trustees but, by resolution of the Board of Trustees, may receive compensation per year and/or per meeting (including telephonic meetings) and for any service or activity they performed or engaged in as Trustees. Trustees may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board of Trustees or of any committee thereof and for their expenses, if any, in connection with any service or activity they perform or engage in as Trustees; but nothing herein contained shall be construed to preclude any Trustees from serving the Trust in any other capacity and receiving compensation therefor.

Section 14. LOSS OF DEPOSITS. No Trustee shall be liable for any loss which may occur by reason of the failure of the bank, trust company, savings and loan association, or other institution with whom moneys or shares of beneficial interest have been deposited.

Section 15. SURETY BONDS. Unless required by law, no Trustee shall be obligated to give any bond or surety or other security for the performance of any of his or her duties.

Section 16. RELIANCE. Each Trustee and officer of the Trust shall, in the performance of his or her duties with respect to the Trust, be entitled to rely on any information, opinion, report or statement, including any financial statement or other financial data, prepared or presented by an officer or employee of the Trust whom the Trustee or officer reasonably believes to be reliable and competent in the matters presented, by a lawyer, certified public accountant or other person, as to a matter which the Trustee or officer reasonably believes to be within the person’s professional or expert competence, or, with respect to a Trustee, by a committee of the Board of Trustees on which the Trustee does not serve, as to a matter within its designated authority, if the Trustee reasonably believes the committee to merit confidence.

Section 17. RATIFICATION. The Board of Trustees or the shareholders may ratify any act, omission, failure to act or determination made not to act (an “Act”) by the Trust or its officers to the extent that the Board of Trustees or the shareholders could have originally authorized the Act and, if so ratified, such Act shall have the same force and effect as if originally duly authorized, and such ratification shall be binding upon the Trust and its shareholders. Any Act questioned in any proceeding on the ground of lack of authority, defective or irregular execution, adverse interest of a Trustee, officer or shareholder, non-disclosure, miscomputation, the application of improper principles or practices of accounting or otherwise, may be ratified, before or after judgment, by the Board of Trustees or by the shareholders, and such ratification shall constitute a bar to any claim or execution of any judgment in respect of such questioned Act.

Section 18. EMERGENCY PROVISIONS. Notwithstanding any other provision in the Declaration or these Bylaws, this Section 18 shall apply during the existence of any catastrophe, or other similar emergency condition, as a result of which a quorum of the Board of Trustees under Article III of these Bylaws cannot readily be obtained (an “Emergency”). During any Emergency, unless otherwise provided by the Board of Trustees, (a) a meeting of the Board of Trustees or a committee thereof may be called by any Trustee or officer by any means feasible under the circumstances; (b) notice of any meeting of the Board of Trustees during such an Emergency may be given less than 24 hours prior to the meeting to as many Trustees and by such means as may be feasible at the time, including publication, television or radio; and (c) the number of Trustees necessary to constitute a quorum shall be one-third of the entire Board of Trustees.

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ARTICLE IV

COMMITTEES

Section 1. NUMBER, TENURE AND QUALIFICATIONS. The Board of Trustees may appoint from among its members an Executive Committee, an Audit and Valuation Committee, a Compliance Committee, a Nominating and Governance Committee and one or more other committees, composed of one or more Trustees, to serve at the pleasure of the Board of Trustees. In the absence of any member of any such committee, the members thereof present at any meeting, whether or not they constitute a quorum, may appoint another Trustee to act in the place of such absent member.

Section 2. POWERS. The Board of Trustees may delegate to any committee appointed under Section 1 of this Article any of the powers of the Board of Trustees, except as prohibited by law. Except as may be otherwise provided by the Board of Trustees, any committee may delegate some or all of its power and authority to one or more subcommittees, composed of one or more Trustees, as the committee deems appropriate in its sole discretion.

Section 3. MEETINGS. Notice of committee meetings shall be given in the same manner as notice for special meetings of the Board of Trustees. A majority of the members of the committee shall constitute a quorum for the transaction of business at any meeting of the committee. The act of a majority of the committee members present at a meeting shall be the act of such committee. The Board of Trustees may designate a chairman of any committee, and such chairman or, in the absence of a chairman, any two members of any committee (if there are at least two members of the committee) may fix the time and place of its meeting unless the Board shall otherwise provide.

Section 4. TELEPHONE MEETINGS. Members of a committee of the Board of Trustees may participate in a meeting by means of a conference telephone or other communications equipment if all persons participating in the meeting can hear each other at the same time; provided however, this Section 4 does not apply to any action of the Trustees pursuant to the Investment Company Act that requires the vote of the Trustees to be cast in person at a meeting. Participation in a meeting by these means shall constitute presence in person at the meeting.

Section 5. CONSENT BY COMMITTEES WITHOUT A MEETING. Any action required or permitted to be taken at any meeting of a committee of the Board of Trustees may be taken without a meeting, if a consent to such action is given in writing or by electronic transmission by each member of the committee and is filed with the minutes of proceedings of such committee; provided however, this Section 5 does not apply to any action of the Trustees pursuant to the Investment Company Act that requires the vote of the Trustees to be cast in person at a meeting.

Section 6. VACANCIES. Subject to the provisions hereof, the Board of Trustees shall have the power at any time to change the membership of any committee, to appoint the chair of any committee, to fill any vacancy, to designate an alternate member to replace any absent or disqualified member or to dissolve any such committee. Subject to the power of the Board of Trustees, the members of the committee shall have the power to fill any vacancies on the committee.

ARTICLE V

OFFICERS

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Section 1. GENERAL PROVISIONS. The officers of the Trust shall include a president, a secretary and a treasurer and may include a chairman of the board, a vice chairman of the board, a chief executive officer, one or more vice presidents, a chief operating officer, a chief financial officer, a chief compliance officer, one or more assistant secretaries and one or more assistant treasurers. In addition, the Board of Trustees may from time to time elect such other officers with such powers and duties as it shall deem necessary or appropriate. The officers of the Trust, including any officers elected to fill a vacancy among the officers, shall be elected by the Board of Trustees, except that the chief executive officer or the president may from time to time appoint one or more vice presidents, assistant secretaries and assistant treasurers or any other officers. Each officer shall for the term specified by the Board of Trustees or appointing officer or, if no such term is specified, serve until his or her successor is elected and qualifies or until his or her death, or his or her resignation or removal in the manner hereinafter provided. Any two or more offices except president and vice president may be held by the same person. Election of an officer or agent shall not of itself create contract rights between the Trust and such officer or agent.

Section 2. REMOVAL AND RESIGNATION. Any officer or agent of the Trust may be removed, with or without cause, by the Board of Trustees if in its judgment the best interests of the Trust would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed. Any officer of the Trust may resign at any time by delivering his or her resignation to the Board of Trustees, the chairman of the board, the chief executive officer, the president or the secretary. Any resignation shall take effect immediately upon its receipt or at such later time specified in the resignation. The acceptance of a resignation shall not be necessary to make it effective unless otherwise stated in the resignation. Such resignation shall be without prejudice to the contract rights, if any, of the Trust.

Section 3. VACANCIES. A vacancy in any office may be filled by the Board of Trustees for the balance of the term.

Section 4. CHIEF EXECUTIVE OFFICER. The Board of Trustees may designate a chief executive officer. In the absence of such designation, the chairman of the board shall be the chief executive officer of the Trust. The chief executive officer shall have general responsibility for implementation of the policies of the Trust, as determined by the Board of Trustees, and for the management of the business and affairs of the Trust. He or she may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board of Trustees or by these Bylaws to some other officer or agent of the Trust or shall be required by law to be otherwise executed; and in general shall perform all duties incident to the office of chief executive officer and such other duties as may be prescribed by the Board of Trustees from time to time.

Section 5. CHIEF OPERATING OFFICER. The Board of Trustees may designate a chief operating officer. The chief operating officer shall have the responsibilities and duties as determined by the Board of Trustees or the chief executive officer.

Section 6. CHIEF FINANCIAL OFFICER. The Board of Trustees may designate a chief financial officer. The chief financial officer shall have the responsibilities and duties as determined by the Board of Trustees or the chief executive officer.

Section 7. CHIEF COMPLIANCE OFFICER. The Board of Trustees may designate a chief compliance officer to the extent required by, and consistent with the requirements of the Investment Company Act. The chief compliance officer, subject to the discretion of and reporting to the Board of Trustees, shall be responsible for the oversight of the Trust’s compliance with the federal securities laws and other applicable regulatory requirements. The designation, compensation and removal of the chief compliance officer must be approved by the Board of Trustees, including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act) of the Trust. The chief compliance officer shall have the responsibilities and duties as set forth by the Board of Trustees from time to time.

Section 8. PRESIDENT. In the absence of a chief executive officer, the president shall in general supervise and control all of the business and affairs of the Trust. In the absence of a designation of a chief operating officer by the Board of Trustees, the president shall be the chief operating officer. He or she may execute any deed, mortgage, bond, contract or other instrument, except in cases where the execution thereof shall be expressly delegated by the Board of Trustees or by these Bylaws to some other officer or agent of the Trust or shall be required by law to be otherwise executed; and in general shall perform all duties incident to the office of president and such other duties as may be prescribed by the Board of Trustees from time to time.

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Section 9. VICE PRESIDENTS. In the absence of the president or in the event of a vacancy in such office, the vice president (or in the event there be more than one vice president, the vice presidents in the order designated at the time of their election or, in the absence of any designation, then in the order of their election) shall perform the duties of the president and when so acting shall have all the powers of and be subject to all the restrictions upon the president; and shall perform such other duties as from time to time may be assigned to such vice president by the chief executive officer, the president or the Board of Trustees. The Board of Trustees may designate one or more vice presidents as executive vice president, senior vice president, or vice president for particular areas of responsibility.

Section 10. SECRETARY. The secretary shall (a) keep the minutes of the proceedings of the shareholders, the Board of Trustees and committees of the Board of Trustees in one or more books provided for that purpose; (b) see that all notices are duly given in accordance with the provisions of these Bylaws or as required by law; (c) be custodian of the trust records and of the seal of the Trust; (d) keep a register of the address of each shareholder which shall be furnished to the secretary by such shareholder; (e) have general charge of the share transfer books of the Trust; and (f) in general perform such other duties as from time to time may be assigned to him or her by the chief executive officer, the president or the Board of Trustees.

Section 11. TREASURER. The treasurer shall keep full and accurate accounts of receipts and disbursements in books belonging to the Trust, shall deposit all moneys and other valuable effects in the name and to the credit of the Trust in such depositories as may be designated by the Board of Trustees and in general perform such other duties as from time to time may be assigned to him or her by the chief executive officer, the president or the Board of Trustees. In the absence of a designation of a chief financial officer by the Board of Trustees, the treasurer shall be the chief financial officer of the Trust.

The treasurer shall disburse the funds of the Trust as may be ordered by the Board of Trustees, taking proper vouchers for such disbursements, and shall render to the president and Board of Trustees, at the regular meetings of the Board of Trustees or whenever it may so require, an account of all his or her transactions as treasurer and of the financial condition of the Trust.

Section 12. ASSISTANT SECRETARIES AND ASSISTANT TREASURERS. The assistant secretaries and assistant treasurers, in general, shall perform such duties as shall be assigned to them by the secretary or treasurer, respectively, or by the chief executive officer, the president or the Board of Trustees.

Section 13. COMPENSATION. Except as otherwise determined by the Board of Trustees, officers shall not receive any stated salary or other compensation for their services as officers.

ARTICLE VI

CONTRACTS, CHECKS AND DEPOSITS

Section 1. CONTRACTS. The Board of Trustees or any manager of the Trust approved by the Board of Trustees and acting within the scope of its authority pursuant to a management or advisory agreement with the Trust may authorize any officer or agent to enter into any contract or to execute and deliver any instrument in the name of and on behalf of the Trust and such authority may be general or confined to specific instances. Any agreement, deed, mortgage, lease or other document shall be valid and binding upon the Trust when duly authorized or ratified by action of the Board of Trustees or a manager or adviser acting within the scope of its authority pursuant to a management or advisory agreement and executed by the chief executive officer, the president or any other person authorized by the Board of Trustees or such a manager or adviser.

Section 2. CHECKS AND DRAFTS. All checks, drafts or other orders for the payment of money, notes or other evidences of indebtedness issued in the name of the Trust shall be signed by such officer or agent of the Trust in such manner as shall from time to time be determined by the Board of Trustees.

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Section 3. DEPOSITS. All funds of the Trust not otherwise employed shall be deposited or invested from time to time to the credit of the Trust as the Board of Trustees, the chief executive officer, the president, the chief financial officer, or any other officer designated by the Board of Trustees may determine.

ARTICLE VII

SHARES OF BENEFICIAL INTEREST

Section 1. CERTIFICATES. Except as may be otherwise provided by the Board of Trustees or any officer of the Trust, shareholders of the Trust are not entitled to certificates representing the shares of beneficial interest held by them. In the event that the Trust issues shares of beneficial interest represented by certificates, such certificates shall be in such form as prescribed by the Board of Trustees or a duly authorized officer, shall contain the statements and information required by applicable law and shall be signed by the officers of the Trust in any manner permitted by the laws of the State of Maryland. In the event that the Trust issues shares of beneficial interest without certificates, the Trust shall provide to the record holders of such shares a written statement of the information required by the applicable law to be included on share certificates. There shall be no difference in the rights and obligations of shareholders based on whether or not their shares are represented by certificates.

Section 2. TRANSFERS. All transfers of shares of beneficial interest shall be made on the books of the Trust in such manner as the Board of Trustees or any officer of the Trust may prescribe and, if such shares of beneficial interest are certificated, upon surrender of certificates duly endorsed. The issuance of a new certificate upon the transfer of certificated shares is subject to the determination of the Board of Trustees that such shares shall no longer be represented by certificates. Upon the transfer of any uncertificated shares, the Trust shall provide to the record holders of such shares, to the extent then required by the applicable law, a written statement of the information required by the applicable law to be included on share certificates.

The Trust shall be entitled to treat the holder of record of any share of beneficial interest as the holder in fact thereof and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such share or on the part of any other person, whether or not it shall have express or other notice thereof, except as otherwise expressly provided by the laws of the State of Maryland.

Notwithstanding the foregoing, transfers of shares of any class or series of shares of beneficial interest will be subject in all respects to the Declaration and all of the terms and conditions contained therein.

Section 3. REPLACEMENT CERTIFICATE. Any officer of the Trust may direct a new certificate or certificates to be issued in place of any certificate or certificates theretofore issued by the Trust alleged to have been lost, destroyed, stolen or mutilated, upon the making of an affidavit of that fact by the person claiming the certificate to be lost, destroyed, stolen or mutilated; provided, however, if such shares have ceased to be certificated, no new certificate shall be issued unless requested in writing by such shareholder and the Board of Trustees has determined that such certificates may be issued. Unless otherwise determined by an officer of the Trust, the owner of such lost, destroyed, stolen or mutilated certificate or certificates, or his or her legal representative, shall be required, as a condition precedent to the issuance of a new certificate or certificates, to give the Trust a bond in such sums as it may direct as indemnity against any claim that may be made against the Trust.

Section 4. FIXING OF RECORD DATE. The Board of Trustees may set, in advance, a record date for the purpose of determining shareholders entitled to notice of or to vote at any meeting of shareholders or determining shareholders entitled to receive payment of any dividend or the allotment of any other rights, or in order to make a determination of shareholders for any other proper purpose. Such record date, in any case, shall not be prior to the close of business on the day the record date is fixed and shall be not more than 120 days and, in the case of a meeting of shareholders, not less than ten days, before the date on which the meeting or particular action requiring such determination of shareholders of record is to be held or taken.

When a record date for the determination of shareholders entitled to notice of or to vote at any meeting of shareholders has been set as provided in this section, such record date shall continue to apply to the meeting if postponed or adjourned, except if the meeting is postponed or adjourned to a date more than 180 days after the record date originally fixed for the meeting, in which case a new record date for such meeting shall be determined as set forth herein.

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Section 5. SHARE LEDGER. The Trust shall maintain at its principal office or at the office of its counsel, accountants or transfer agent, an original or duplicate share ledger containing the name and address of each shareholder and the number of shares of each class held by such shareholder.

Section 6. FRACTIONAL SHARES OF BENEFICIAL INTEREST; ISSUANCE OF UNITS. The Board of Trustees may authorize the Trust to issue fractional shares of beneficial interest or authorize the issuance of scrip, all on such terms and under such conditions as it may determine. Notwithstanding any other provision of the Declaration or these Bylaws, the Board of Trustees may authorize the issuance of units consisting of different securities of the Trust.

ARTICLE VIII

ACCOUNTING YEAR

The Board of Trustees shall have the power, from time to time, to fix the fiscal year of the Trust by a duly adopted resolution.

ARTICLE IX

DISTRIBUTIONS

Section 1. AUTHORIZATION. Dividends and other distributions upon the shares of beneficial interest of the Trust may be authorized by the Board of Trustees, subject to the provisions of law and the Declaration. Dividends and other distributions may be paid in cash, property or shares of beneficial interest of the Trust, subject to the provisions of law and the Declaration.

Section 2. CONTINGENCIES. Before payment of any dividend or other distribution, there may be set aside out of any assets of the Trust available for dividends or other distributions such sum or sums as the Board of Trustees may from time to time, in its sole discretion, think proper as a reserve fund for contingencies, for equalizing dividends, for repairing or maintaining any property of the Trust or for such other purpose as the Board of Trustees shall determine, and the Board of Trustees may modify or abolish any such reserve.

ARTICLE X

INVESTMENT POLICY

Subject to the provisions of the Declaration, the Board of Trustees, or initial sole Trustee, may from time to time adopt, amend, revise or terminate any policy or policies with respect to investments by the Trust as it shall deem appropriate in its sole discretion.

ARTICLE XI

SEAL

Section 1. SEAL. The Board of Trustees may authorize the adoption of a seal by the Trust. The seal shall contain the name of the Trust and the year of its formation and the words “Formed Maryland” or shall be in such other form as may be approved by the Board of Trustees. The Board of Trustees may authorize one or more duplicate seals and provide for the custody thereof.

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Section 2. AFFIXING SEAL. Whenever the Trust is permitted or required to affix its seal to a document, it shall be sufficient to meet the requirements of any law, rule or regulation relating to a seal to place the word “(SEAL)” adjacent to the signature of the person authorized to execute the document on behalf of the Trust.

ARTICLE XII

WAIVER OF NOTICE

Whenever any notice of a meeting is required to be given pursuant to the Declaration or these Bylaws or pursuant to applicable law, a waiver thereof in writing or by electronic transmission, given by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice. Neither the business to be transacted at nor the purpose of any meeting need be set forth in the waiver of notice of such meeting, unless specifically required by statute. The attendance of any person at any meeting shall constitute a waiver of notice of such meeting, except where such person attends a meeting for the express purpose of objecting to the transaction of any business on the ground that the meeting has not been lawfully called or convened.

ARTICLE XIII

INVESTMENT COMPANY ACT

If and to the extent that any provision of the Maryland Statutory Trust Act (the “Trust Act”), or any provision of the Declaration or these Bylaws conflicts with any provision of the Investment Company Act, the applicable provision of the Investment Company Act shall control.

ARTICLE XIV

EXCLUSIVE FORUM FOR CERTAIN LITIGATION

Unless the Trust consents in writing to the selection of an alternative forum, the Circuit Court for Baltimore City, Maryland, or, if that Court does not have jurisdiction, the United States District Court for the District of Maryland, Baltimore Division, shall be the sole and exclusive forum for (a) any derivative action or proceeding brought on behalf of the Trust, (b) any action asserting a claim of breach of any duty owed by any Trustee, officer or employee of the Trust to the Trust or to the shareholders of the Trust, (c) any action asserting a claim against the Trust or any Trustee, officer or employee of the Trust arising pursuant to any provision of the Trust Act, the Declaration or these Bylaws, or (d) any other action asserting a claim against the Trust or any Trustee, officer or employee of the Trust that is governed by the internal affairs doctrine. This exclusive forum provision does not apply to any claim under the U.S. federal securities laws.

ARTICLE XV

AMENDMENT OF BYLAWS

The Board of Trustees shall have the exclusive power to adopt, alter or repeal any provision of these Bylaws and to make new Bylaws.

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